Intangible Assets and Liabilities - Weighted Average Amortization Period for Intangible Assets and Liabilities (Details) - Weighted Average	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period, below-market leases	13 years 4 months 24 days	13 years 2 months 12 days
In-place leases
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period, intangible assets	11 years 1 month 6 days	10 years 6 months
Above-market leases
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period, intangible assets	12 years 7 months 6 days	15 years 3 months 18 days
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period, intangible assets	2 years	3 years